CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	Best Efforts Offering [Member]	Follow On Offering [Member]	At The Market Offering [Member]	Series Seed 0 - 10 [Member]	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Series C Convertible Preferred Stock	Series A-1 [Member]	Series A-2 [Member]	Series Seed preferred stock [Member]	Series Seed-1 preferred stock [Member]	Series Seed-2 preferred stock [Member]	Series Seed-3 preferred stock [Member]	Series Seed-4 preferred stock [Member]	Series Seed-5 preferred stock [Member]	Series Seed-6 preferred stock [Member]	Series Seed-7 preferred stock [Member]	Series Seed-8 preferred stock [Member]	Series Seed-9 preferred stock [Member]	Series Seed-10 preferred stock [Member]	IPO [Member]	Common Stock [Member]	Common Stock [Member] Best Efforts Offering [Member]	Common Stock [Member] Follow On Offering [Member]	Common Stock [Member] At The Market Offering [Member]	Common Stock [Member] Series A Convertible Preferred Stock	Common Stock [Member] Series A-1 [Member]	Common Stock [Member] Series A-2 [Member]	Common Stock [Member] Series Seed preferred stock [Member]	Common Stock [Member] Series Seed-1 preferred stock [Member]	Common Stock [Member] Series Seed-2 preferred stock [Member]	Common Stock [Member] Series Seed-3 preferred stock [Member]	Common Stock [Member] Series Seed-4 preferred stock [Member]	Common Stock [Member] Series Seed-5 preferred stock [Member]	Common Stock [Member] Series Seed-6 preferred stock [Member]	Common Stock [Member] Series Seed-7 preferred stock [Member]	Common Stock [Member] Series Seed-8 preferred stock [Member]	Common Stock [Member] Series Seed-9 preferred stock [Member]	Common Stock [Member] Series Seed-10 preferred stock [Member]	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class B Common Stock	Common Stock [Member] IPO [Member]	Subscription Receivable Preferred Stock Series A	Additional Paid In Capital	Additional Paid In Capital Best Efforts Offering [Member]	Additional Paid In Capital Follow On Offering [Member]	Additional Paid In Capital At The Market Offering [Member]	Additional Paid In Capital Series A Convertible Preferred Stock	Additional Paid In Capital Series A-1 [Member]	Additional Paid In Capital Series A-2 [Member]	Additional Paid In Capital Series Seed preferred stock [Member]	Additional Paid In Capital Series Seed-1 preferred stock [Member]	Additional Paid In Capital Series Seed-2 preferred stock [Member]	Additional Paid In Capital Series Seed-3 preferred stock [Member]	Additional Paid In Capital Series Seed-4 preferred stock [Member]	Additional Paid In Capital Series Seed-5 preferred stock [Member]	Additional Paid In Capital Series Seed-6 preferred stock [Member]	Additional Paid In Capital Series Seed-7 preferred stock [Member]	Additional Paid In Capital Series Seed-8 preferred stock [Member]	Additional Paid In Capital Series Seed-9 preferred stock [Member]	Additional Paid In Capital Series Seed-10 preferred stock [Member]	Additional Paid In Capital IPO [Member]	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning balance, shares at Dec. 31, 2021					11	86,703			10,208
Beginning balance at Dec. 31, 2021					$ 7,594	$ 19,535			$ 2,604
Beginning balance at Dec. 31, 2021	$ (19,663)																																								$ 3				$ 37,806																			$ (159)	$ (57,313)
Beginning balance, shares at Dec. 31, 2021																																									45	8
Issuance of stock	2,626					$ 19,535			$ 2,604	$ 35,922	$ 2,267	$ 719	$ 160	$ 25	$ 15	$ 425	$ 104	$ 235	$ 659	$ 2,664	$ 321																				$ 1				2,625				$ 19,535	$ 2,604	$ 35,922	$ 2,267	$ 719	$ 160	$ 25	$ 15	$ 425	$ 104	$ 235	$ 659	$ 2,664	$ 321
Issuance of stock, shares																											22	3	189	2	1	0	0	0	1	0	0	1	5	1	334
Issuance of Series A-2 preferred stock upon conversion of convertible notes, shares										124,313
Issuance of Series A-2 preferred stock upon conversion of convertible notes										$ 5,926
Issuance of Series A-2 preferred stock, net of issuance costs, shares										631,292
Issuance of Series A-2 preferred stock, net of issuance costs										$ 29,996
Issuance of Class A upon Conversion of preferred stock, shares						(86,703)			(10,208)	(755,605)	(2)	(1)	(0)	(0)	(0)	(1)	(0)	(0)	(1)	(5)	(1)
Issuance of Class A upon Conversion of preferred stock, value						$ (19,535)			$ (2,604)	$ (35,922)	$ (2,267)	$ (719)	$ (160)	$ (25)	$ (15)	$ (425)	$ (104)	$ (235)	$ (659)	$ (2,664)	$ (321)
Issuance of Common stock upon exercise of stock options	3																																												3
Issuance of Common stock upon exercise of stock options, shares																																										1
Stock-based compensation	6,347																																												6,347
Foreign currency translation (loss) gain	524																																																															524
Net loss	(58,225)																																																																(58,225)
Ending balance at Dec. 31, 2022	(2,733)																																								$ 4				112,436																			365	(115,538)
Ending balance, shares at Dec. 31, 2022																																									604	9
Issuance of stock	4,452																						$ 3																						4,449
Issuance of stock, shares																							2,169
Issuance of Common stock upon conversion of Common Stock																							$ 4																		$ (4)
Issuance of Common stock upon conversion of Common Stock, shares																							605																		(604)
Issuance of Common stock upon exercise of stock options	14																																												14
Issuance of Common stock upon exercise of stock options, shares																																										162
Common stock converted, shares																							(171)																			(171)
Net exercise of options	323																																												323
Stock-based compensation	15,057																																												15,057
Foreign currency translation (loss) gain	(115)																																																															(115)
Net loss	(15,961)																																																																(15,961)
Ending balance at Mar. 31, 2023	1,037																						$ 7																						132,279																			250	(131,499)
Ending balance, shares at Mar. 31, 2023																							2,945
Beginning balance at Dec. 31, 2022	(2,733)																																								$ 4				112,436																			365	(115,538)
Beginning balance, shares at Dec. 31, 2022																																									604	9
Foreign currency translation (loss) gain	(79)
Ending balance at Sep. 30, 2023	(274)																						$ 7																						154,942																			286	(155,509)
Ending balance, shares at Sep. 30, 2023																							3,547
Beginning balance at Dec. 31, 2022	(2,733)																																								$ 4				112,436																			365	(115,538)
Beginning balance, shares at Dec. 31, 2022																																									604	9
Issuance of stock	4,452																					$ 10,820	$ 3																						4,449																		$ 10,820
Issuance of stock, shares																							2,169																				375
Initial public offering costs	(4,607)																																												(4,607)
Issuance of Common stock upon conversion of Common Stock																							$ 4																		$ (4)
Issuance of Common stock upon conversion of Common Stock, shares																							604																		(604)
Issuance of Common stock upon exercise of stock options	14																																												14
Issuance of Common stock upon exercise of stock options, shares																							2																			162
Common stock converted, shares																							(171)																			171
Issuance of shares upon conversion																							142
Issuance of Common stock upon conversion of convertible notes	4,521																																												4,521
Exercise of stock warrants (in shares)																							85
Exercise of stock warrants	2,468																																												2,468
Net exercise of options	323																																												323
Stock-based compensation	30,828																																												30,828
Foreign currency translation (loss) gain	(265)																																																															(265)
Net loss	(51,373)																																																																(51,373)
Ending balance at Dec. 31, 2023	(5,552)																						$ 7																						161,252																			100	(166,911)
Ending balance, shares at Dec. 31, 2023																							3,548
Beginning balance at Mar. 31, 2023	1,037																						$ 7																						132,279																			250	(131,499)
Beginning balance, shares at Mar. 31, 2023																							2,945
Issuance of stock																						$ 10,820																																									$ 10,820
Issuance of stock, shares																																											375
Initial public offering costs	(4,607)																																												(4,607)
Issuance of shares upon conversion																							142
Issuance of Common stock upon conversion of convertible notes	4,521																																												4,521
Exercise of stock warrants (in shares)																							85
Exercise of stock warrants	2,468																																												2,468
Stock-based compensation	4,510																																												4,510
Foreign currency translation (loss) gain	(136)																																																															(136)
Net loss	(13,602)																																																																(13,602)
Ending balance at Jun. 30, 2023	5,011																						$ 7																						149,991																			114	(145,101)
Ending balance, shares at Jun. 30, 2023																							3,547
Stock-based compensation	4,951																																												4,951
Foreign currency translation (loss) gain	172																																																															172
Net loss	(10,408)																																																																(10,408)
Ending balance at Sep. 30, 2023	(274)																						$ 7																						154,942																			286	(155,509)
Ending balance, shares at Sep. 30, 2023																							3,547
Beginning balance at Dec. 31, 2023	(5,552)																						$ 7																						161,252																			100	(166,911)
Beginning balance, shares at Dec. 31, 2023																							3,548
Issuance of preferred stock Series upon conversion of debt	10,082					$ 1																																							10,082
Issuance of preferred stock Series upon conversion of debt, Shares						3,430,895
Subscription receivable for issuance of Series A preferred stock	(3,000)																																											$ (3,000)
Subscription receivable for issuance of Series A preferred stock, shares						1,500,000
Issuance of preferred stock series B upon acquisition of CLMBR, Inc.							$ 2,688
Issuance of preferred stock series B upon acquisition of CLMBR, Inc, Shares							1,500,000
Issuance of common stock upon acquisition of CLMBR, Inc.	1,014																						$ 0																						1,014
Issuance of common stock upon acquisition of CLMBR, Inc, Shares																							357
Issuance of Common stock upon waiver to enter into Note Agreement	177																						$ 0																						177
Issuance of Common stock upon waiver to enter into Note Agreement, Shares																							63
Issuance of shares upon issuance of convertible notes	547																						$ 0																						547
Issuance of shares upon issuance of convertible notes, Shares																							188
Issuance of common stock from equity line of credit	692																						$ 0																						692
Issuance of common stock from equity line of credit, Shares																							328
Issuance of Common stock upon exercise of stock options, shares																							4
Issuance of shares upon conversion																							371
Issuance of Common stock upon conversion of convertible notes	866																						$ 0																						866
Stock-based compensation	3,586																																												3,586
Foreign currency translation (loss) gain	39																																																															39
Net loss	(11,394)																																																																(11,394)
Ending balance, shares at Mar. 31, 2024						4,930,895	1,500,000
Endng balance at Mar. 31, 2024						$ 1	$ 2,688
Ending balance at Mar. 31, 2024	(2,942)																						$ 7																					(3,000)	178,216																			139	(178,305)
Ending balance, shares at Mar. 31, 2024																							4,858
Beginning balance at Dec. 31, 2023	(5,552)																						$ 7																						161,252																			100	(166,911)
Beginning balance, shares at Dec. 31, 2023																							3,548
Issuance of stock, shares																							12,870
Foreign currency translation (loss) gain	(205)
Ending balance, shares at Sep. 30, 2024						5,368,865	1,500,000	2,861,128
Endng balance at Sep. 30, 2024						$ 1	$ 0	$ 0															$ 171,705
Ending balance at Sep. 30, 2024	5,792																						8																						202,509																			(105)	(196,621)
Beginning balance, shares at Mar. 31, 2024						4,930,895	1,500,000
Beginning balance at Mar. 31, 2024						$ 1	$ 2,688
Beginning balance at Mar. 31, 2024	(2,942)																						$ 7																					(3,000)	178,216																			139	(178,305)
Beginning balance, shares at Mar. 31, 2024																							4,858
Issuance of preferred stock Series upon conversion of debt	2,368					$ 0																																							2,368
Issuance of preferred stock Series upon conversion of debt, Shares						1,562,970
Subscription receivable for issuance of Series A preferred stock	3,000																																											$ 3,000
Reclassification of series B preferred stock to permanent equity							$ (2,688)
Reclassification of series B preferred stock to permanent equity, Shares							(1,500,000)
Reclassification of series B preferred stock to permanent equity, Shares							1,500,000
Reclassification of series B preferred stock to permanent equity	2,955						$ 0																																						2,955
1 for 40 reverse stock split share round up																							1,003
Issuance of common stock from equity line of credit	65																						$ 0																						65
Issuance of common stock from equity line of credit, Shares																							79
Issuance of stock			$ 809	$ 405																					$ 0	$ 0																					$ 809	$ 405
Issuance of stock, shares																									1,420	1,624
Registered direct offering costs	(74)																																												(74)
At the Market offering costs	(50)																																												(50)
Issuance of Common stock upon exercise of stock options, shares																							1
Issuance of shares upon conversion																							2,511
Issuance of Common stock upon conversion of convertible notes	1,084																						$ 0																						1,084
Issuance of Common stock upon conversion of warrants, Shares						375,000
Issuance of Common stock upon conversion of warrants	480					$ 0																																							480
Exercise of stock warrants (in shares)																							231
Exercise of stock warrants	92																						$ 0																						92
Stock-based compensation	2,860																																												2,860
Stock - based compensation , Shares																							0
Foreign currency translation (loss) gain	(2)																																																															(2)
Net loss	(10,637)																																																																(10,637)
Ending balance, shares at Jun. 30, 2024						6,868,865	1,500,000
Endng balance at Jun. 30, 2024						$ 1	$ 0
Ending balance at Jun. 30, 2024	413																						$ 7																						189,210																			137	(188,942)
Ending balance, shares at Jun. 30, 2024																							11,728
Issuance of preferred stock Series upon conversion of debt	2,720							$ 0																																					2,720
Issuance of preferred stock Series upon conversion of debt, Shares						(1,559,668)		2,861,128
Issuance of stock	3,669	$ 296																					$ 1	$ 0																					3,668	$ 296
Issuance of stock, shares																							118,738	2,100
Best Efforts Offering Costs	(16)																																												(16)
Series A Preferred dividends declared and paid in kind																																													538																				(538)
Series A Preferred dividends declared and paid in kind, shares						59,668
Issuance of Common stock upon exercise of stock options, shares																							1
Exercise of stock warrants (in shares)																							26,269
Exercise of stock warrants	2,563																						$ 0																						2,563
Issuance of Common stock upon extinguishment of debt	373																						$ 0																						373
Issuance of Common stock upon extinguishment of debt, shares																							12,870
Stock-based compensation	3,157																																												3,157
Foreign currency translation (loss) gain	(242)																																																															(242)
Net loss	(7,141)																																																																(7,141)
Ending balance, shares at Sep. 30, 2024						5,368,865	1,500,000	2,861,128
Endng balance at Sep. 30, 2024						$ 1	$ 0	$ 0															$ 171,705
Ending balance at Sep. 30, 2024	$ 5,792																						$ 8																						$ 202,509																			$ (105)	$ (196,621)